SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 13:-	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Other current assets:

	December 31,
	2012	2011

Receivables in respect of capital leases (see c below)	$4,130	$3,129
VAT receivables	2,211	2,428
Prepaid expenses	2,784	3,404
Deferred charges	8,611	7,989
Tax receivables	976	1,582
Employees	75	118
Income receivable	3,210	1,155
Advance payments to suppliers	1,300	1,268
Short term deferred taxes	62	55
Receivables from aborted merger	2,750	2,750
Hedging instruments	1,363	-
Other	1,668	1,889

	$29,140	$25,767

b.	Long-term trade receivables, receivables in respect of capital leases and other receivables:

	December 31,
	2012	2011

Long-term receivables in respect of capital leases (see c below)	$19,498	$20,127
Other receivables	283	92

	$19,781	$20,219

c.	Receivables in respect of capital and operating leases:

The Group's contracts with customers contain long-term commitments, for remaining periods ranging from one to ten years, to provide network services, equipment, installation and maintenance.
The aggregate minimum future payments to be received by the Group under these contracts as of December 31, 2012, are as follows (including unearned interest income of $ 7,297):
Capital
Year ending December 31,	lease

2013	$4,130
2014	4,063
2015	3,641
2016	3,285
2017	3,207
2018 and after	12,598

$$30,924

The net investments in capital lease receivables as of December 31, 2012, are $ 23,627. Total revenue from capital and operating leases amounted to $ 4,183, $ 15,064 and $ 8,868 in the years ended December 31, 2012, 2011 and 2010, respectively.

d.	Short-term bank credit:

The following is classified by currency and interest rates:
	Weighted average interest rate
	December 31,		December 31,
	2012	2011	2012	2011
	%

In dollars	4.0	4.0	$3,517	$2,971

e.	Other current liabilities:

	December 31,
	2012	2011

Deferred revenue	$14,528	$12,129
Payroll and related employee accruals	7,049	7,613
Government authorities	3,641	2,472
Advances from customers	3,833	4,279
Provision for vacation pay	6,269	5,922
Capital lease	-	800
Hedging Instruments	-	799
Other	5,016	2,750

	$40,336	$36,764

f.	Long-term loans:

		Interest rate for			December 31,
		2012	2011		2012	2011
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$36,000	$40,000
(b)	U.S.dollar	PRIME + 0.25%	-	2012-2015	8,334	-
(c)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	3,805	4,350
(d)	Euro	7.9%	7.9%	2012-2017	571	652
Other loans:	NIS		6%	2011-2012	-	69

					48,710	45,071
Less - current maturities					7,963	4,718

					$40,747	$40,353

(a)
The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants.

As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.

(b)
Spacenet entered into a loan agreement with an U.S. bank, the loan is secured by a floating pledge over Spacenet's assets. In addition, there are financial covenants associated with the loan. As of December 31, 2012, Spacenet is in compliance with these covenants.

(c)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(d)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

g.	Long-term debt maturities for loans after December 31, 2012, are as follows:

Year ending December 31,

2013	$7,963
2014	7,970
2015	6,312
2016	4,655
2017	4,642
2018 and thereafter	17,168

$48,710

Interest expenses on the long-term loans amounted to $ 2,153, $ 2,318 and $ 626 for the years ended December 31, 2012, 2011 and 2010, respectively.

h.	As for the convertible subordinated notes, see Note 10.

i.	Other long-term liabilities:

	December 31,
	2012	2011

Deferred revenue	$669	$84
Space segment	501	750
Restructuring charge (mainly termination of lease commitments)	635	811
Long-term tax accrual	4,640	6,265
Long term deferred taxes	2,713	6,349
Deferred income	4,742	7,368
Contingent consideration	151	469
Other	4,518	3,245

	$18,569	$25,341